Note 4 - Earnings Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
4
– Earnings Per Share

Earnings per share ("EPS") consists of
two
separate components, basic EPS and diluted EPS.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding for each period presented.  Diluted EPS is calculated based on the weighted average number of shares of common stock outstanding plus dilutive common stock equivalents ("CSEs").  CSEs consist of shares that are assumed to have been purchased with the proceeds from the exercise of stock options, as well as unvested restricted stock (RRP) shares. Common stock equivalents which are considered antidilutive are not included for the purposes of this calculation. For the years ended
December
31,
2016
and
2015,
all unvested restricted stock program awards and outstanding stock options representing shares were dilutive.

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2016	2015
Net Income	$1,498,000	$1,271,000

Weighted average shares outstanding – basic	1,781,410	1,718,456
Effect of dilutive common stock equivalents	154,493	164,010
Adjusted weighted average shares outstanding – diluted	1,935,903	1,882,466

Basic earnings per share	$0.84	$0.74
Diluted earnings per share	$0.77	$0.68